Intangible assets, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets
Cost	$ 210,729,943	$ 5,522,807
Less: Accumulated amortization	(40,556,751)	(228,434)
Less: Impairment of intangible asset	(2,724,963)
Intangible assets, net	167,448,229	5,294,373
Amortization expenses for intangible assets	40,328,316	229,456	4,801
Expected amortization expenses
2015	42,790,451
2016	42,790,451
2017	39,225,535
2018	38,469,296
2019	4,172,496
Domain name
Finite-Lived Intangible Assets
Cost	2,325,473	2,027,338
Customer relationship
Finite-Lived Intangible Assets
Cost	48,391,370
Trademark
Finite-Lived Intangible Assets
Cost	144,445,033
Non-compete agreement
Finite-Lived Intangible Assets
Cost	11,479,848
Others
Finite-Lived Intangible Assets
Cost	$ 4,088,219	$ 3,495,469